                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
          File No. 33-43321

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 20                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
          File No. 811-6441

     Amendment No. 21                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
   --------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64111

   --------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
   -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2004

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on August 1, 2004 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Century Investments
prospectus

INVESTOR CLASS

INSTITUTIONAL CLASS

International Bond Fund

AUGUST 1, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

At American Century  Investments,  we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with the  information  you need to make  informed  and  confident decisions about your investments.

You'll notice that this booklet  includes  information  about Investor Class and
Institutional  Class shares.  It's  important for you to be aware of which class you own, or are considering for purchase, while reading through this prospectus.
Certain  restrictions may apply to one class or another,  and different  classes may have different fees, expenses or minimum investment requirements.

Investor  Class and  Institutional  Class  shares  have no  up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century.  Institutional Class shares are offered primarily through employer-sponsored  retirement  plans or  through  institutions,  such as banks, broker-dealers  and  insurance  companies.  Institutional  Class shares also are available to individuals who meet the minimum investment  requirements  outlined in the prospectus.

Please read  through  the Fund  Performance  History,  Investing  with  American
Century,  and Financial  Highlights  carefully.  These sections reflect the most significant  differences between the classes.  Some sections have separate pages for the different classes.

We understand you may have questions  about investing after you read through the prospectus.  Our Web site,  americancentury.com,  offers  information that could answer many of your questions.  Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our  representatives can be reached by calling  1-800-345-2021.  Thank you for considering American Century.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

TABLE OF CONTENTS

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

BASICS OF FIXED-INCOME INVESTING..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

              THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
  DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated  government  and  corporate  debt  securities  outside the
United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests  most of its assets in  high-quality  bonds or DEBT  SECURITIES issued by foreign  corporations and governments.  The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

          DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
     COMMERCIAL PAPER AND DEBENTURES.

The fund's primary investment risks include

o    interest rate risk

o    currency risk

o    political and economic risk

o    foreign market and trading ris k o principal loss risk

o    nondiversification risk

          A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN
     A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

Additional  important  information  about the fund's  investment  strategies and risks begins on page X.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

o    seeking   diversification   of  your   portfolio   through   investment  in
     nondollar-denominated foreign debt securities

o    seeking to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

o    comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

o    seeking current income from your investment

o    uncomfortable   with  the  risks   associated  with  investing  in  foreign
     securities

o    uncomfortable with rapid fluctuations in the value of your investment

o    looking for the added security of FDIC insurance

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the fund.  It indicates  the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those  shown.  The  returns of the  Institutional  Class  shares will differ from returns shown in the chart, depending on the expenses of that class.

INTERNATIONAL BOND FUND -- INVESTOR CLASS

[bar chart data below]

2003                                19.91%
2002                                25.53%
2001                                -1.66%
2000                                -1.20%
1999                               -10.36%
1998                                17.87%
1997                                -5.88%
1996                                 6.38%
1995                                24.40%
1994                                 1.52%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                               HIGHEST                         LOWEST

International Bond             14.36% (2Q 2002)                -6.79% (1Q 1997)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated  three different ways. When the  Institutional
Class has a full calendar year's worth of performance information, an additional table will show average annual total returns before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on
Distributions  and Sale of Fund  Shares is further  adjusted  to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS(1)

-------------------------------------------------------------------------------------------------------
International Bond

Return Before Taxes                                     19.91%    5.23%     6.76%      7.21%

Return After Taxes on Distributions                     17.19%    4.01%     5.10%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               12.99%    3.73%     4.80%      N/A

Fund Benchmark(2)                                       21.97%    6.37%     7.98%      7.62%(3)
  (reflects no deduction for fees, expenses or taxes)

J.P. Morgan Global Traded Government Bond Index         14.53%    5.66%     6.87%      7.11%(3)
  (reflects no deduction for fees, expenses or taxes)

1    THE INCEPTION DATE FOR THE INVESTOR CLASS IS JANUARY 7, 1992.  ONLY A CLASS
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOWS AFTER-TAX RETURNS FOR
     LIFE OF CLASS.

2    FROM  DECEMBER 31, 1991 TO DECEMBER 31, 1997,  THE  BENCHMARK  WAS THE J.P.
     MORGAN  ECU-WEIGHTED  EUROPEAN INDEX.  SINCE JANUARY 1, 1998, THE BENCHMARK
     HAS BEEN THE J.P. MORGAN GLOBAL TRADED GOVERNMENT INDEX (EXCLUDING THE U.S.
     AND WITH JAPAN WEIGHTED AT 15%).

3    FROM DECEMBER 31, 1991, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                                     $25(1)
--------------------------------------------------------------------------------

1    APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS  THAN  $10,000.  SEE  ACCOUNT  MAINTENANCE  FEE UNDER  INVESTING  WITH
     AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    DISTRIBUTION                  TOTAL ANNUAL
                       MANAGEMENT   AND SERVICE      OTHER       FUND OPERATING
                       FEE(1)       (12B-1) FEES    EXPENSES(2)     EXPENSES
--------------------------------------------------------------------------------
International Bond

 Investor Class         0.83%          None          0.01%          0.84%

 Institutional Class    0.63%          None          0.01%          0.64%

--------------------------------------------------------------------------------
1    BASED ON ASSETS OF ALL  CLASSES OF THE FUND  DURING THE FUND'S  MOST RECENT
     FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE.  AS A RESULT,  THE FUND'S
     MANAGEMENT  FEE RATES  GENERALLY  DECREASE  AS FUND  ASSETS  INCREASE,  AND
     INCREASE AS FUND ASSETS DECREASE.

2    OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                  1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
International Bond

   Investor Class                 $86         $268        $465       $1,034

   Institutional Class            $65         $205        $356       $  797
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated  government  and  corporate  debt  securities  outside the
United States.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The  fund  invests  all  of  its  assets  in   HIGH-QUALITY   DEBT   SECURITIES,
substantially  all of which are  nondollar-denominated  foreign  government  and foreign corporate debt securities.

          A  HIGH-QUALITY  DEBT  SECURITY  IS ONE  THAT  HAS  BEEN  RATED  BY AN
     INDEPENDENT  RATING  AGENCY IN ITS TOP TWO  CREDIT  QUALITY  CATEGORIES  OR
     DETERMINED BY THE ADVISOR TO BE OF COMPARABLE  CREDIT QUALITY.  THE DETAILS
     OF THE FUND'S  CREDIT  QUALITY  STANDARDS ARE DESCRIBED IN THE STATEMENT OF
     ADDITIONAL INFORMATION.

          DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
     COMMERCIAL PAPER AND DEBENTURES.

The fund  managers  select  the fund's  investments  by using a  combination  of fundamental research and bond and currency valuation models.

o    ECONOMIC/POLITICAL  FUNDAMENTALS. The fund managers evaluate each country's economic  climate and political  discipline  for  controlling  deficits and inflation.

o    EXPECTED RETURN.  Using economic  forecasts,  the fund managers project the expected return for each country.

o    RELATIVE VALUE.  By contrasting  expected risks and returns for investments in each  country,  the fund  managers  select those  countries  expected to produce the best return at reasonable risk.

Generally,  the fund will purchase only bonds denominated in foreign currencies.
Because the fund is designed for U.S.  investors  seeking  currency and interest rate  diversification,  the fund limits its use of hedging  strategies  that may minimize  the effect of currency  fluctuations.  The fund may hedge up to 25% of its total assets into U.S. dollars when the fund managers consider the dollar to be attractive relative to foreign currencies.

The weighted  average  maturity of the fund is expected to be between two and 10 years.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.  The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities,  such as short-term and limited-term funds.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as  nondiversified.  This means that the fund's  managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were diversified.

Investing in foreign  securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

o    CURRENCY  RISK.  In  addition  to  changes  in  the  value  of  the  fund's investments,  changes in the value of foreign  currencies  against the U.S.
     dollar  also  could  result in gains or losses to the fund.  The value of a share of the fund is determined in U.S.  dollars.  The fund's  investments, however,  generally  are held in the foreign  currency of the country where investments are made. As a result,  the fund could recognize a gain or loss based  solely  upon a change  in the  exchange  rate  between  the  foreign currency and the U.S. dollar.

o    POLITICAL AND ECONOMIC RISK.  The fund invests in foreign debt  securities, which are generally riskier than U.S. debt securities. As a result the fund is subject to foreign  political and economic risk not associated with U.S.
     investments,   meaning  that  political  events  (civil  unrest,   national
     elections,   changes  in  political   conditions  and  foreign   relations,
     imposition of exchange controls and repatriation restrictions),  social and economic events (labor  strikes,  rising  inflation) and natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments  in that country to experience  gains or losses.  The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o    FOREIGN  MARKET AND  TRADING  RISK.  The trading  markets for many  foreign securities are not as active as U.S. markets and may have less governmental regulation  and  oversight.  Foreign  markets also may have  clearance  and settlement  procedures  that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to  dispose  of an  investment  or to miss an  attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

o    AVAILABILITY OF INFORMATION.  Generally,  foreign companies are not subject to the regulatory  controls or uniform  accounting,  auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly  available  information  about  foreign  issuers than is available regarding U.S. issuers.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and debentures are examples of debt securities. After the debt security is first  sold by the  issuer,  it may be bought and sold by other  investors.  The price of the debt  security  may rise or fall based on many  factors,  including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating  the  current  economic  conditions  and  assessing  the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  WEIGHTED  AVERAGE  MATURITY.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

          WEIGHTED  AVERAGE  MATURITY  IS  A  TOOL  THE  FUND  MANAGERS  USE  TO
     APPROXIMATE  THE  REMAINING  TERM  TO  MATURITY  OF  A  FUND'S   INVESTMENT
     PORTFOLIO.

                             AMOUNT OF
                             SECURITY     PERCENT OF    REMAINING    WEIGHTED
                              OWNED       PORTFOLIO     MATURITY     MATURITY

Debt Security A              $100,000          25%       4 years      1 year

Debt Security B              $300,000          75%      12 years      9 years

Weighted Average Maturity                                            10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted  average  maturity of a particular fund. For example, when  interest  rates rise,  you can expect the share value of a long-term  bond fund to fall more than that of a  short-term  bond fund.  When rates  fall,  the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING             CURRENT          PRICE AFTER 1%              CHANGE IN
MATURITY               PRICE             INCREASE                    PRICE

1 year                $100.00            $99.06                      -0.94%

3 years               $100.00            $97.38                      -2.62%

10 years              $100.00            $93.20                      -6.80%

30 years              $100.00            $88.69                     -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings  usually mean lower interest rate  payments,  so investors  often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit  quality  may be lower  when the issuer  has a high debt  level,  a short operating history, a difficult,  competitive environment,  or a less stable cash flow.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor  received a unified  management fee based on a percentage of the average net  assets of the  specific  class of shares  of the  fund.  The  amount of the management  fee for the fund is  determined  monthly on a  class-by-class  basis using a two-step  formula  that takes into  account the fund's  strategy  (money market,  bond or equity) and the total  amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation  of the fund's  management  fee.  Out of the fund's fee, the advisor paid all expenses of managing and operating the fund except brokerage  expenses, taxes, interest,  fees and expenses of the independent trustees (including legal counsel fees), and  extraordinary  expenses.  A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED DECEMBER 31, 2003          INVESTOR CLASS  INSTITUTIONAL CLASS

International Bond                                       0.83%              N/A

The Institutional  Class was not in operation for the fiscal year ended December
31, 2003. The Institutional  Class will pay the advisor a unified management fee calculated by adding the Investment Category Fee and Institutional Class Complex
Fee from the following schedules:

Investment Category Fee Schedule for International Bond

CATEGORY ASSETS                          FEE RATE

First $1 billion                         0.6100%

Next $1 billion                          0.5580%

Next $3 billion                          0.5280%

Next $5 billion                          0.5080%

Next $15 billion                         0.4950%

Next $25 billion                         0.4930%

Thereafter                               0.4925%

Institutional Class Complex Fee Schedule

CATEGORY ASSETS                     FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                  0.1100%

Next $7.5 billion                   0.1000%

Next $15.0 billion                  0.0985%

Next $25.0 billion                  0.0970%

Next $50.0 billion                  0.0960%

Next $100.0 billion                 0.0950%

Next $100.0 billion                 0.0940%

Next $200.0 billion                 0.0930%

Next $250.0 billion                 0.0920%

Next $500.0 billion                 0.0910%

Thereafter                          0.0900%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective and strategy.

The advisor  and the Board of  Trustees  have hired and  supervise  J.P.  Morgan
Investment Management,  Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

JULIAN LE BERON

Mr. Le Beron,  Portfolio  Manager in the International  Fixed-Income  Group, has
been a member of the team that manages International Bond since October 2002. He joined J.P.  Morgan in 1997 and worked as an  assistant  portfolio  manager.  He previously  worked as a portfolio  risk analyst in the Fleming Asset  Management
Fixed Income department.  He has a bachelor of science degree in management from the London School of Economics. He is a CFA charterholder.

The American Century Investment Management,  Inc.  representative on the fund is identified as follows:

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American  Century  Municipal Bond,  Taxable Bond and Money Market
teams. He joined American Century in May 1991 as a Municipal  Portfolio Manager.
He has a bachelor's  degree in economics  from Boston  University  and an MBA in finance from the University of Delaware.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the fund to obtain  approval  before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Trustees may change any other  policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account  management to waive the account maintenance fee. See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
 ONLINE
--------------------------------------------------------------------------------
americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*    ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
 BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
Investor Relations                                   Service Representative
1-800-345-2021                                       1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
 BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
 BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, MO 64141-6200                  Kansas City, MO 64141-6385

Fax                                         Fax
816-340-7962                                816-340-4655

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
 AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
 IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond Fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
     UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS,  COVERDELL EDUCATION SAVINGS ACCOUNTS
     AND  IRAS  (INCLUDING  TRADITIONAL,   ROTH,  ROLLOVER,  SEP-,  SARSEP-  AND
     SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS . IF YOU HAVE ONLY BUSINESS,
     BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY  BROKERAGE
     ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT
     TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum  initial  investment  is $5 million ($3 million for  endowments  and foundations)  per fund. If you invest with us through a financial  intermediary, the minimum investment  requirement may be met by aggregating the investments of
various  clients  of  your  financial   intermediary.   The  minimum  investment
requirement may be waived if you or your financial intermediary,  if applicable, has an  aggregate  investment  in our family of funds of $10 million or more ($5 million for endowments and foundations).  In addition,  financial intermediaries or plan  recordkeepers  may  require  retirement  plans  to meet  certain  other conditions,  such as plan size or a minimum level of assets per participant,  in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than  $250,000), we reserve the right to pay part or all of the redemption  proceeds in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of this redemption.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value  pricing when current  market  prices are not  available.  Although  these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  American Century seeks to  exercise  its  judgment  in  implementing  these  tools  to the  best of its abilities in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices and to impose restrictions on excessive trades. There may be legal and technological  limitations on the ability of financial  intermediaries to impose restrictions on the trading  practices of their clients.  As a result,  American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  Statement  of  Additional   Information  are  available  from  your
intermediary or plan sponsor.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services.  Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  in this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value  (NAV) of the fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

o    for funds investing in foreign securities,  an event occurs after the close of the foreign exchange on which a portfolio security  principally  trades, but before the close of the  Exchange,  that is likely to have  changed the value of the security

o    a debt security has been declared in default

o    trading in a security has been halted during the trading day

o    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in foreign  markets  may not take place on every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in GOOD ORDER.

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
     REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE
     FUND  NAME AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL
     REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The  fund  pays   distributions  of  substantially  all  its  income  quarterly.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. It may make more frequent  distributions,  if necessary,  to comply with Internal  Revenue Code provisions.  Distributions  may be taxable as ordinary  income,  capital gains or a combination of the two.  Capital gains are taxed at  different  rates  depending  on the  length  of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%            TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS          ALL OTHER BRACKETS
Short-term capital gains            Ordinary Income            Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income            5%                        15%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers three classes of shares of the fund:  Investor  Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Investor Class and  Institutional  Class shares and have no up-front or deferred charges,  commissions,  or 12b-1 fees.  Institutional  Class  shares are offered primarily through  employer-sponsored  retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The  Advisor  Class has  different  fees,  expenses  and/or  minimum  investment requirements from the Investor Class and Institutional  Class. The difference in the  fee  structures  between  the  classes  is the  result  of  their  separate arrangements for shareholder and distribution services and not the result of any difference  in  amounts  charged by the  advisor  for core  investment  advisory services.  Accordingly,  the core  investment  advisory  expenses do not vary by class.  Different  fees and expenses  will affect  performance.  For  additional information concerning the Advisor Class shares, call us at 1-800-378-9878.  You also can contact a sales  representative  or financial  intermediary  who offers that class of shares.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund..

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page  itemizes  what  contributed  to the changes in share price during the most  recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent accountants. Their Independent Accountants' Report and the financial statements  are included in the fund's Annual  Report,  which is available  upon request.

INTERNATIONAL BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended December 31

------------------------------------------------------------------------------------------------------------
                                                         2003       2002      2001       2000      1999
------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                    $12.19     $10.08    $10.25     $10.55    $12.44
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(1)                                0.37       0.36      0.39       0.38      0.36
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 2.03       2.01     (0.56)     (0.51)    (1.62)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                        2.40       2.37     (0.17)     (0.13)    (1.26)
------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                             (0.31)     (0.26)       --      (0.11)    (0.43)
-----------------------------------------------------
  From Net Realized Gains                                (0.64)        --        --      (0.06)    (0.20)
------------------------------------------------------------------------------------------------------------
  Total Distributions                                    (0.95)     (0.26)       --      (0.17)    (0.63)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $13.64     $12.19    $10.08     $10.25     $10.55
============================================================================================================
  TOTAL RETURN(2)                                        19.91%     23.53%    (1.66)%    (1.20)%
(10.36)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets         0.84%      0.85%      0.86%      0.87%
0.85%
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      2.80%      3.28%      3.87%      3.85%
3.27%
-----------------------------------------------------
Portfolio Turnover Rate                                    112%       137%       147%       221%
239%
-----------------------------------------------------
Net Assets, End of Period (in thousands)               $622,657   $315,491   $115,172   $111,320
$112,968
------------------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN  ASSUMES  REINVESTMENT  OF NET  INVESTMENT  INCOME AND CAPITAL
     GAINS  DISTRIBUTIONS,  IF ANY.  THE  TOTAL  RETURN OF THE  CLASSES  MAY NOT
     PRECISELY  REFLECT THE CLASS EXPENSE  DIFFERENCES  BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES.  THE CALCULATION OF NET
     ASSET  VALUES  TO TWO  DECIMAL  PLACES  IS  MADE  IN  ACCORDANCE  WITH  SEC
     GUIDELINES  AND DOES NOT  RESULT IN ANY GAIN OR LOSS OF VALUE  BETWEEN  ONE
     CLASS AND ANOTHER.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          o EDGAR database at www.sec.gov

                         o By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE               FUND CODE         TICKER          NEWSPAPER LISTING

INTERNATIONAL BOND
   Investor Class               992             BEGBX            IntlBnd

   Institutional Class          XXX             XXXXX            IntlBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6441

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0408
SH-PRS-38482W

American Century Investments
statement of
additional information

August 1, 2004

American Century International Bond Funds
International Bond Fund

This  Statement of Additional  Information  adds to the discussion in the fund's
Prospectuses, dated May 1, 2004 and August 1, 2004, but is not a prospectus. The
Statement  of  Additional  Information  should be read in  conjunction  with the fund's  current  Prospectus.  If you would like a copy of a  Prospectus,  please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at americancentury.com.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the fund's annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the fund's annual or semiannual report by calling 1-800-345-2021.

American Century
Investment Services, Inc.

THE FUND'S HISTORY

American Century  International Bond Funds is a registered  open-end  management investment company that was organized as a Massachusetts  business trust in 1991 under the name Benham  International Funds. In October 1996, it changed its name to American  Century  International  Bond Funds.  Throughout  this  Statement of
Additional  Information we refer to American Century International Bond Funds as the Trust.

The fund is a separate  series of the Trust and operates for many purposes as if it were an independent company.

The fund's ticker symbols and inception dates of each class of the fund are:

Fund/Class                          Ticker Symbol          Inception Date

--------------------------------------------------------------------------------
INTERNATIONAL BOND
   Investor Class                      BEGBX                  01/07/1992

   Advisor Class                       AIBDX                  10/27/1998

   Institutional Class                 XXXXX                  08/01/2004

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the fund's advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing the fund's assets.  Descriptions  of the  investment  techniques and risks  associated  with each appear in the section,  Investment  Strategies  and
Risks,  which begins on page X. In the case of the fund's  principal  investment strategies,  these  descriptions  elaborate  upon  discussion  contained  in the
Prospectus.

The fund is nondiversified as defined in the Investment Company Act of 1940 (the
Investment  Company Act). This means that the fund may take larger  positions in individual issuer's securities; for example, the fund may invest more than 5% of its assets in the securities of a single issuer. This can increase the amount of risk in the portfolio  because it may become  concentrated in fewer issuers than diversified funds.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  the fund  must  limit  its  investments  so that at the  close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

The fund  managers  intend  to keep the fund  fully  invested  in  foreign  debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign  governments  or their agencies and by foreign authorities,  provinces and municipalities. The fund may invest  up to 35% of its total  assets  in  high-quality  (i.e.,  rated  "AA" or higher) foreign corporate debt securities.

The  fund's  investments  may  include  but shall not be  limited  to:  (1) debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality,  and (b) supranational  organizations such as the World Bank, Asian  Development Bank,  European  Investment Bank, and
European Economic Community;  (2) debt obligations of (a) foreign banks and bank holding  companies,  and (b) domestic banks and  corporations  issued in foreign currencies;  and (3) foreign corporate debt securities and commercial paper. All of these  investments must satisfy the credit quality  standards (i.e.,  "AA" or higher) established by the trustees of the fund.

The fund's credit quality requirements  effectively limit the countries in which the fund may  invest.  As of the date of this  Prospectus,  the fund  expects to invest in the securities of issuers  located in and governments of the following countries:  Australia,  Austria,  Belgium,  Bermuda,  Canada, Denmark,  Finland,
France, Germany, Ireland, Italy, Japan, Liechtenstein,  Luxembourg, Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and
United  Kingdom.  To limit  the  possibility  that the fund will  become  unduly concentrated  in Japan,  the fund  currently  limits its  investment  in issuers located in Japan to no more than 25% of total assets.

For an explanation of the securities  ratings  referred to in the Prospectus and this  Statement of  Additional  Information,  see  Explanation  of  Fixed-Income
Securities Ratings on page XX.

CURRENCY MANAGEMENT

The rate of exchange  between U.S.  dollars and foreign  currencies  fluctuates, which  results  in gains  and  losses to the fund.  Even if the  fund's  foreign security  holdings perform well, an increase in the value of the dollar relative to the currencies in which  portfolio  securities are denominated can offset net investment income.

Because the fund is designed for U.S.  investors  seeking  currency and interest rate diversification,  the fund's subadvisor,  J.P. Morgan Investment Management
Inc.  (JPMIM),  limits its use of hedging  strategies  intended to minimize  the effect  of  currency  fluctuations.  Although  hedging  strategies  (if they are successful)  reduce exchange rate risk, they also reduce the potential for share price  appreciation  when foreign  currencies  increase in value relative to the
U.S. dollar.

When the  subadvisor  considers  the U.S.  dollar to be  attractive  relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into
U.S.  dollars.   For  temporary   defensive  purposes  and  under  extraordinary
circumstances  (such as  significant  political  events),  more  than 25% of the fund's total assets may be hedged in this manner.

In managing  the fund's  currency  exposure,  the  subadvisor  will buy and sell foreign  currencies  regularly,  either in the spot (i.e.,  cash)  market or the forward market.  Forward foreign currency exchange contracts (forward contracts)
are  individually  negotiated  and privately  traded  between  currency  traders
(usually large commercial banks) and their customers.  In most cases, no deposit requirements  exist,  and these  contracts  are  traded  at a net price  without commission.  Forward  contracts  involve an  obligation  to  purchase  or sell a specific  currency at an  agreed-upon  price on a future  date.  Most  contracts expire in less than one year.  The fund also may use  futures  and  options  for currency  management  purposes.  For more  information  on futures and  options, please see Futures and Options on page X.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes  investment vehicles and techniques the fund managers can use in managing the fund's  assets.  It also details the risks  associated  with each because each  investment  vehicle and technique  contributes  to the fund's overall risk profile.

U.S. GOVERNMENT SECURITIES

The fund may invest in U.S.  government  securities  including bills,  notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies or instrumentalities of the U.S. government.

Some U.S.  government  securities  are  supported  by the direct  full faith and credit of the U.S.  government;  others are supported by the right of the issuer to borrow  from the U.S.  Treasury;  others,  such as  securities  issued by the
Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S.  government  to purchase the  agencies'  obligations;  and others  are  supported  only  by the  credit  of  the  issuing  or  guaranteeing instrumentality.  There is no assurance  that the U.S.  government  will provide financial support to an  instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS

The fund may invest in  repurchase  agreements  when they present an  attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase  agreement  transactions to securities  issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy pursuant to criteria adopted by the fund's advisor.

Repurchase  agreements  maturing in more than seven days would count  toward the fund's 15% limit on illiquid securities.

PORTFOLIO LENDING

In order  to  realize  additional  income,  the  fund  may  lend  its  portfolio securities.  Such loans may not exceed  one-third of the fund's total net assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations; or

o    by engaging in repurchase agreements with respect to portfolio securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

The fund expects to exchange dollars for the fund's underlying  currencies,  and vice versa, in the normal course of managing the fund's underlying  investments.
The fund's  subadvisor  does not expect that the fund will hold currency that is not earning income on a regular  basis,  although the fund may do so temporarily when  suitable  investments  are not  available.  The fund may purchase and sell currencies on a spot basis (i.e.,  for prompt  delivery and  settlement),  or by
entering  into  forward  currency   exchange   contracts  (also  called  forward
contracts) or other  contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting  assets from one currency to  another.  Foreign  exchange  dealers  may  charge a fee for  conversion;  in addition,  they also realize a profit based on the difference (i.e., the spread)
between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate and  repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

The fund may use foreign  currency forward  contracts to increase  exposure to a foreign  currency,  or to shift  exposure  to the  fluctuations  in the value of foreign  currencies from one foreign currency to another foreign currency.  Open positions  in  forwards  used for  non-hedging  purposes  will be covered by the segregation  of liquid  assets,  marked to market daily.  Forward  contracts are agreements to exchange a specific amount of one currency for a specified  amount of another at a future date.  The date may be any agreed fixed number of days in the  future.  The amount of  currency  to be  exchanged,  the price at which the exchange will take place,  and the date of the exchange are negotiated  when the fund  enters  into the  contract  and are  fixed  for the term of the  contract.
Forward  contracts are traded in an interbank market conducted  directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any  commission.  However,  the fund may enter into  forward  contracts  with deposit requirements or commissions.

At the  maturity of a forward  contract,  the fund may  complete the contract by paying for and receiving the  underlying  currency,  or may seek to roll forward its contractual  obligation by entering into an offsetting  transaction with the same  currency  trader  and  paying or  receiving  the  difference  between  the contractual  exchange rate and the current  exchange  rate. The fund also may be able  to  enter  into  an  offsetting  contract  prior  to the  maturity  of the underlying  contract.  This practice is sometimes referred to as "cross hedging"
and may be employed if, for example,  JPMIM  believes that one foreign  currency
(in which a portion of the fund's  foreign  currency  holdings are  denominated)
will  change in value  relative  to the U.S.  dollar  differently  than  another foreign  currency.  There is no assurance that offsetting  transactions,  or new forward contracts, will always be available to the fund.

Investors  should  realize that the use of forward  contracts does not eliminate fluctuations in the underlying  prices of the securities.  Such contracts simply establish a rate of exchange  that the fund can achieve at some future  point in time.  Additionally,  although such  contracts tend to minimize the risk of loss due to  fluctuations  in the value of the hedged  currency  when used as a hedge against  foreign  currency  declines,  at the same  time  they tend to limit any potential gain that might result from the change in the value of such currency.

Because  investments in, and redemptions from, the fund will be in U.S. dollars,
JPMIM  expects  that the  fund's  normal  investment  activity  will  involve  a significant amount of currency exchange.  For example, the fund may exchange its underlying  foreign  currencies  for U.S.  dollars in order to meet  shareholder redemption  requests or to pay expenses.  These  transactions may be executed in the spot or forward markets.

In  addition,  the fund  may  combine  forward  transactions  in its  underlying currency with investments in U.S. dollar-denominated  instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security  denominated  in its  underlying  currency.  If the amount of dollars to be exchanged is properly  matched with the  anticipated  value of the dollar-denominated  securities,  the fund  should be able to lock in the foreign currency value of the securities,  and the fund's overall investment return from the combined  position should be similar to the return from purchasing a foreign currency-denominated  instrument.  This is sometimes  referred to as a synthetic investment position or a position hedge.

The execution of a synthetic  investment  position may not be successful.  It is impossible  to  forecast  with  absolute  precision  what the market  value of a
particular   security   will  be  at  any  given   time.   If  the  value  of  a
dollar-denominated  security is not exactly  matched with the fund's  obligation under the forward  contract on the  contract's  maturity  date,  the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such  mismatchings to a minimum,  there can be no assurance that
JPMIM will be successful in doing so.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund may sometimes  purchase new issues of  securities  on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes,  the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments; and

o    Repurchase agreements.

Under the  Investment  Company Act, the fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the  aggregate.  Any  investments  in money market funds must be consistent with the investment  policies and restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

The fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions.  These investments may include investments in money market funds managed by the advisor or subadvisor. Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company,

o    5% of the fund's total assets with  respect to any one  investment  company
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that the fund bears  directly in connection  with its own operations.

FUTURES AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls, hedge the fund's investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although other  techniques may be used to control the fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this exposure.  While the fund pays brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by the fund means the fund becomes  obligated to deliver the security  (or  securities,  in the case of an index  future) at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities  indices  provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Morgan Stanley Capital International Australasia, Far East Index (MSCI EAFE)
and Morgan Stanley Capital International  Emerging Markets Free Index (MSCIEMF).
The  managers  also may  engage in futures  and  options  transactions  based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded  on  national  futures  exchanges.  Futures  exchanges  and  trading  are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund  purchases or sells a bond, no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.

At any time prior to expiration  of the future,  the fund may elect to close the position by taking an opposite  position.  A final  determination  of  variation margin is then made;  additional  cash is  required to be paid by or released to the fund and the fund realizes a loss or gain.

PURCHASING PUT AND CALL OPTIONS

By purchasing a put option,  the fund obtains the right (but not the obligation)
to sell the option's  underlying  instrument at a fixed strike price.  In return for this right,  the fund pays the current market price for the option (known as the option  premium).  Options have  various  types of  underlying  instruments, including  specific  securities,  indices  of  securities  prices,  and  futures contracts.  The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising  the option.  If the option is allowed to expire,  the fund will lose the entire premium it paid. If the fund exercises the option,  it completes  the sale of the  underlying  instrument at the strike price.  The fund also may  terminate a put option  position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical  put  option  can  expect to  realize a gain if  security prices fall substantially.  However,  if the underlying  instrument's price does not fall enough to offset the cost of  purchasing  the  option,  a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are  essentially  the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying  instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument  with risk limited to the cost of the option if security prices fall.
At the same time,  the buyer can expect to suffer a loss if  security  prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

If the fund writes a put option,  it takes the opposite side of the  transaction from the  option's  purchaser.  In return for receipt of the  premium,  the fund assumes  the  obligation  to pay the strike  price for the  option's  underlying instrument  if the other party  chooses to exercise the option.  When writing an option on a futures contract,  the fund will be required to make margin payments to a broker or custodian as described above for futures contracts.  The fund may seek to  terminate  its  position in a put option it writes  before  exercise by closing out the option in the secondary market at its current price. However, if the  secondary  market is not liquid for a put option the fund has written,  the fund must  continue to be  prepared to pay the strike  price while the option is outstanding,  regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the  premium  received.  If  security prices  remain the same over time,  the writer also would likely profit by being able to close out the option at a lower price.  If security prices fall, the put writer  would  expect to suffer a loss.  This loss  should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing  a call  option  obligates  the  fund to sell or  deliver  the  option's underlying  instrument  in return for the  strike  price  upon  exercise  of the option.  The  characteristics  of writing  call  options are similar to those of writing put  options,  except  that  writing  calls  generally  is a  profitable strategy  if prices  remain  the same or fall.  Through  receipt  of the  option premium,  a call writer  mitigates the effects of a price  decline.  At the same time,  because  a call  writer  must  be  prepared  to  deliver  the  underlying instrument  in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

The fund may purchase and write options in combination  with one another,  or in combination  with  futures or forward  contracts,  to adjust the risk and return characteristics  of the overall position.  For example,  the fund may purchase a put  option  and  write a call  option  on the  same  underlying  instrument  to construct a combined position whose risk and return  characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call  option at one strike  price and buying a call  option at a lower price  to  reduce  the  risk  of the  written  call  option  in the  event  of a substantial price increase.  Because combined options positions involve multiple trades,  they result in higher  transaction  costs and may be more  difficult to open and close out.

OVER-THE-COUNTER OPTIONS

Unlike  exchange-traded  options,  which are  standardized  with  respect to the underlying  instrument,  expiration  date,  contract size, and strike price, the terms of  over-the-counter  (OTC)  options  (options  not  traded on  exchanges)
generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded.  The risk of illiquidity also is greater with OTC  options  because  these  options  generally  can be closed out only by negotiation with the other party to the option.

Risks Related to Futures and Options Transactions

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge interest rate trends  incorrectly,  futures and options strategies may lower a fund's return.

The fund could suffer  losses if it is unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In addition,  the fund may be required to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national  futures  exchanges  and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts  purchased by the fund had different  maturities than those of the portfolio securities being hedged. Such imperfect  correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time  that it  experiences  a  decline  in the  value  of its  hedged  portfolio securities.  The fund also could lose margin  payments it has  deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures  contract,  the fund obtains the right, but not the  obligation,  to sell the futures  contract (a put option) or to buy the contract (a call option) at a fixed strike  price.  The fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

CORRELATION OF PRICE CHANGES

Because  there are a  limited  number of types of  exchange-traded  futures  and options contracts,  it is likely that the standardized  contracts available will not match the fund's current or anticipated  investments  exactly.  The fund may invest in futures and  options  contracts  based on  securities  with  different issuers,  maturities,  or other  characteristics from the securities in which it typically invests (for example, by hedging  intermediate-term  securities with a futures  contract based on an index of long-term  bond prices);  this involves a risk that the  futures  position  will not track the  performance  of the fund's other investments.

Options  and  futures  prices can  diverge  from the prices of their  underlying instruments  even if the underlying  instruments  correlate well with the fund's investments.  Options and futures prices are affected by factors such as current and  anticipated  short-term  interest  rates,  changes  in  volatility  of  the underlying instrument,  and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect  correlation  also may result from  differing  levels of demand in the options and futures  markets and securities markets,  from structural  differences in how options and futures and  securities are traded,  or from the  imposition of daily price  fluctuation limits or trading  halts.  The fund may  purchase  or sell  options  and futures contracts  with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for  differences in volatility between the contract and the securities,  although this may not be successful in all  cases.  If price  changes in the fund's  options or futures  positions  are poorly correlated with its other investments,  the positions may fail to produce anticipated  gains or  result in  losses  that are not  offset by gains in other investments.

FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES

The fund may purchase and sell currency  futures and purchase and write currency options to increase or decrease its exposure to  different  foreign  currencies.
The fund also may  purchase  and  write  currency  options  in  connection  with currency futures or forward contracts.

Currency futures contracts are similar to forward currency  exchange  contracts, except that they are traded on exchanges  and have standard  contract  sizes and delivery dates.  Most currency futures contracts call for payment or delivery in
U.S. dollars.

The uses and risks of currency  futures are similar to those of futures relating to securities or indices,  as described  above.  Currency  futures values can be expected to correlate with exchange rates but may not reflect other factors that affect  the value of the fund's  investments.  A currency  hedge,  for  example, should protect a  German-mark-denominated  security from a decline in the German mark, but it will not protect the fund against a price decline  resulting from a deterioration in the issuer's creditworthiness.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS

There  is no  assurance  that a  liquid  secondary  market  will  exist  for any particular  futures contract or option at any particular time.  Options may have relatively low trading volume and liquidity if their strike prices are not close to the  underlying  instrument's  current  price.  In  addition,  exchanges  may establish daily price  fluctuation  limits for futures contracts and options and may halt  trading if a contract's  price moves upward or downward  more than the limit on a given day. On volatile trading days when the price  fluctuation limit is reached or a trading halt is imposed,  it may be  impossible  for the fund to enter into new  positions  or close out  existing  positions.  If the  secondary market for a contract  was not liquid,  because of price  fluctuation  limits or otherwise,  prompt  liquidation of unfavorable  positions  could be difficult or impossible,  and the fund could be required to continue holding a position until delivery  or  expiration  regardless  of  changes  in  its  value.  Under  these circumstances,  the fund's  access to assets held to cover its future  positions also could be impaired.

Futures  and  options  trading  on foreign  exchanges  may not be  regulated  as effectively  as similar  transactions  in the U.S. and may not involve  clearing mechanisms or guarantees  similar to those  available in the U.S. The value of a futures  contract  or  option  traded  on a foreign  exchange  may be  adversely affected by the imposition of different  exercise and settlement terms,  trading procedures, margin requirements and lesser trading volume.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.

Under the  Commodity  Exchange  Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's  total  assets.  To the extent  required by law, the
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation  resulting  from a  change  in the  fund's  net  assets  will  not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The fund's fundamental investment policies are set forth below. These investment policies may not be changed  without  approval of a majority of the  outstanding votes  of  shareholders  of the  fund,  as  determined  in  accordance  with the
Investment Company Act.

SUBJECT           POLICY

Senior Securities The fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing         The fund may not borrow money, except for temporary or
                  emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                  (including the amount borrowed) less liabilities (other than borrowings).

Lending           The fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                  would be lent to other parties, except, (i) through the
                  purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate       The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                  This policy shall not prevent a fund from investing in
                  securities or other instruments backed by real estate or
                  securities of companies that deal in real estate or are
                  engaged in the real estate business.

Concentration     The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                  issued or guaranteed by the U.S. government or any of its
                  agencies or instrumentalities).

Underwriting      The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                  considered an underwriter within the meaning of the Securities
                  Act of 1933 in the disposition of restricted securities.

Commodities       The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.

Control           The fund may not invest for purposes of exercising control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the fund has  received an  exemptive  order from the SEC  regarding an interfund lending  program.  Under the terms of the exemptive  order,  the fund may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of  short-term  bank  loans.
Interfund  loans and  borrowings  normally  extend only overnight but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those  available from other  short-term  instruments
(such as  repurchase  agreements).  The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment  to a lending fund could result in a lost  investment  opportunity  or additional borrowing costs.

For purposes of the investment  restriction relating to concentration,  the fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there  is  no  limitation  with  respect  to  obligations  (and  repurchase agreements  secured by such  obligations)  issued or guaranteed by the U.S.
     government,  any state,  territory or possession of the United States,  the
     District   of   Columbia   or   any   of   their   authorities,   agencies,
     instrumentalities or political subdivisions,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition,  the fund is subject to the following  investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                 POLICY

Leveraging              The fund may not purchase additional investment
                        securities at any time during which outstanding
                        borrowings exceed 5% of the total assets of the fund.

Liquidity               The fund may not purchase any security or enter into a
                        repurchase agreement if, as a result, more than 15% of
                        its net assets would be invested in illiquid securities.
                        Illiquid securities include repurchase agreements not
                        entitling the holder to payment of principal and
                        interest within seven days and in securities that are
                        illiquid by virtue of legal or contractual restrictions
                        on resale or the absence of a readily available market.

Short Sales             The fund may not sell securities short, unless it owns
                        or has the right to obtain securities equivalent inkind
                        and amount to the securities sold short, and provided
                        that transactions in futures contracts and options are
                        not deemed to constitute selling securities short.

Margin                  The fund may not purchase securities on margin, except
                        to obtain such short-term credits as are necessary for
                        the clearance of transactions, and provided that margin
                        payments in connection with futures contracts and
                        options on futures contracts shall not constitute
                        purchasing securities on margin.

Futures and Options     The fund may enter into futures contracts and write and
                        buy put and call options relating to futures contracts.
                        A fund may not, however, enter into leveraged futures
                        transactions if it would be possible for the fund to
                        lose more money than it invested.

Issuers with Limited    A fund may invest a portion of its assets in the
Operating Histories     securities of issuers with limited operating histories.
                        An issuer is considered to have a limited operating
                        history if that issuer has a record of less than three
                        years of continuous operation. Periods of capital
                        formation, incubation, consolidations, and research and
                        development may be considered in determining whether a
                        particular issuer has a record of three years of
                        continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
fund's   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the fund or its investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or Certificates of Deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    money market funds.

PORTFOLIO TURNOVER

The portfolio  turnover  rate of the fund is listed in the Financial  Highlights table in the Prospectus.

The fund managers will sell securities  without regard to the length of time the security has been held.  Accordingly,  the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a particular security whenever they believe it will contribute to the stated  objective of the fund. In order to achieve the fund's  investment  objective,  the fund  managers  may  sell a given  security, regardless  of the  length  of time it has  been  held  in the  portfolio,  and, regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

Because investment  decisions are based on a particular  security's  anticipated contribution  to the fund's  objectives,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they determine that a change is required to pursue the  fund's  investment  objective.  As a result,  the  fund's  annual portfolio  turnover  rate  cannot be  anticipated  and may be higher  than other mutual funds with similar  investment  objectives.  Portfolio  turnover also may affect the character of capital gains  realized and  distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled MANAGEMENT,  J.P. Morgan
Investment  Management,  Inc.  (JPMIM) is  subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor,  a wholly-owned  subsidiary of J.P. Morgan Chase & Co. (J.P.
Morgan  Chase)  and a  corporation  organized  under  the  laws of the  State of
Delaware,  is a registered  investment adviser under the Investment Advisers Act of 1940, as amended.  The  subadvisor is located at 522 Fifth Avenue,  New York,
New York 10036.

J.P. Morgan Chase, a bank holding company  organized under the laws of the State of Delaware,  was formed from the merger of J.P.  Morgan & Co.  Incorporated with and into The Chase Manhattan Corporation.  J.P. Morgan Chase, together with its predecessors,  has been in the banking and investment  advisory business for over 100 years and today,  through  JPMIM and its other  subsidiaries  (such as,
Morgan  Guaranty  Trust  Company of New York  [Morgan  Guaranty],  J. P.  Morgan
Securities  Inc.,  and J.P.  Morgan  Securities  Ltd.),  offers a wide  range of banking  and  investment  management  services to  governmental,  institutional, corporate and individual  clients.  These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer  registered with the SEC and is a member of the National  Association  of  Securities  Dealers.  It is active as a dealer in U.S.  government  securities  and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites,  distributes,  and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J.P. Morgan Chase issues commercial paper and long-term debt securities.  Morgan
Guaranty and some of its  affiliates  issue  certificates  of deposit and create bankers' acceptances.

The fund will not invest in securities issued or created by a Morgan affiliate.

Certain  activities of Morgan  affiliates may affect the fund's portfolio or the markets for securities in which the fund invests.  In particular,  activities of
Morgan  affiliates may affect the prices of securities  held by the fund and the supply of issues  available for purchase by the fund.  Where a Morgan  affiliate holds a large portion of a given issue,  the price at which that issue is traded may influence the price of similar  securities  the fund holds or is considering purchasing.

The fund will not purchase securities  directly from Morgan affiliates,  and the size of  Morgan  affiliates'  holdings  may  limit the  selection  of  available securities in a particular  maturity,  yield, or price range.  The fund will not execute any transactions  with Morgan  affiliates and will use only unaffiliated broker-dealers.  In addition,  the fund will not purchase any securities of U.S.
government  agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The  fund's  ability  to  engage  in  transactions  with  Morgan  affiliates  is restricted by the SEC and the Federal Reserve Board. In JPMIM's  opinion,  these limitations  should not  significantly  impair the fund's  ability to pursue its investment objectives.  However, there may be circumstances in which the fund is disadvantaged  by  these  limitations  compared  to  other  funds  with  similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its  investment  decisions  or  positions  with  the  personnel  of  any  Morgan affiliate.  JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial  banking divisions of Morgan Guaranty and its affiliates may have deposit,  loan,  and other  commercial  banking  relationships  with  issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of  securities  purchased  by the fund.  Except as may be permitted  by  applicable  law,  the fund will not  purchase  securities  in any primary public offering when the prospectus  discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefiting other  commercial  interests of
Morgan affiliates at the fund's expense.

MANAGEMENT

The  individuals  listed  below serve as trustees or officers of the fund.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the fund's investment  advisor,  American
Century Investment  Management,  Inc. (ACIM); the fund's principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the fund's transfer agent, American Century Services Corporation (ACSC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent;  that is,  they  are not  employees  or  officers  of,  and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC. The trustees  serve in this capacity for eight  registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar  capacities  for
12 investment  companies  advised by ACIM, unless otherwise noted. Only officers with  policy-making  functions are listed.  No officer is compensated for his or her  service as an  officer of the fund.  The  listed  officers  are  interested persons of the fund.

                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                            Position(s)      Length                                   Complex        Other
                            Held             of Time                                  Overseen       Directorships
                            with             Served     Principal Occupation(s)       by             Held by
Name, Address (Age)         Fund             (years)    During Past 5 Years           Trustee        Trustee

-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

William M. Lyons            Trustee,         6          Chief Executive Officer, ACC    35           None
4500 Main Street            Chairman of the             and other ACC subsidiaries
Kansas City, MO 64111       Board                       (September 2000 to present)
(48)                                                    President, ACC (June 1997
                                                        to present)
                                                        President, ACIM
                                                        (September 2002 to present)
                                                        Chief Operating Officer,
                                                        ACC (June 1996 to
                                                        September 2000)
                                                        President, ACIS
                                                        (July 2003 to present)
                                                        Also serves as: Executive
                                                        Vice President,
                                                        ACSC and other ACC
                                                        subsidiaries

-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Albert Eisenstat            Trustee          8          Retired General Partner,        35          Independent Director,
1665 Charleston Road                                    DISCOVERY VENTURES                          SUNGARD DATA SYSTEMS
Mountain View, CA 94043                                 (Venture capital firm,                      (1991 to present)
(73)                                                    1996 to 1998)                               Independent Director,
                                                                                                    BUSINESS OBJECTS S/A
                                                                                                    (1994 to present)
                                                                                                    Independent Director,
                                                                                                    COMMERCIAL METALS
                                                                                                    (1983 to 2001)

                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                            Position(s)      Length                                   Complex        Other
                            Held             of Time                                  Overseen       Directorships
                            with             Served     Principal Occupation(s)       by             Held by
Name, Address (Age)         Fund             (years)    During Past 5 Years           Trustee        Trustee
-------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson            Lead             8          Charles J. Meyers Professor     35           None
1665 Charleston Road        Trustee                     of Law and Business,
Mountain View, CA 94043                                 STANFORD LAW SCHOOL
(57)                                                    (1979 to present)
                                                        Mark and Eva Stern
                                                        Professor of Law and
                                                        Business, COLUMBIA
                                                        UNIVERSITY SCHOOL OF LAW
                                                        (1992 to present)
                                                        Counsel, MARRON, REID &
                                                        SHEEHY (a San Francisco
                                                        law firm, 1984 to present)

Kathryn A. Hall             Trustee          2          President and Chief Investment  35          Director, PRINCETON
1665 Charleston Road                                    Officer, OFFIT HALL CAPITAL                 UNIVERSITY INVESTMENT
Mountain View, CA 94043                                 MANAGEMENT LLC                              COMPANY
(46)                                                    (April 2002 to present)                     (1997 to present)
                                                        President and Managing                      Director, STANDFORD
                                                        Director, LAUREL MANAGEMENT                 MANAGEMENT COMPANY
                                                        COMPANY, LLC (1996 to 2002)                 (2001 to present)
                                                                                                    Director, UCSF
                                                                                                    Foundation
                                                                                                    (2000 to present)
                                                                                                    Director, San Francisco
                                                                                                    Day School
                                                                                                    (1999 to present)

Myron S. Scholes            Trustee          23         Partner, OAK HILL CAPITAL       35          Director, DIMENSIONAL
1665 Charleston Road                                    MANAGEMENT (1999 to present),               FUND ADVISORS
Mountain View, CA 94043                                 Principal, LONG-TERM CAPITAL                (investment advisor,
(62)                                                    MANAGEMENT (investment advisor,             1982 to present)
                                                        1993 to January 1999)                       Director, SMITH BREEDEN
                                                        Frank E. Buck Professor of Finance,         FAMILY OF FUNDS
                                                        STANFORD GRADUATE SCHOOL OF                 (1992 to present)
                                                        BUSINESS (1981 to present)
Kenneth E. Scott            Trustee          32         Ralph M. Parsons Professor      35          None
1665 Charleston Road                                    of Law and Business,
Mountain View, CA 94043                                 STANFORD LAW SCHOOL
(75)                                                    (1972 to present)

John B. Shoven              Trustee          1          Professor of Economics,         35          Director, CADENCE
1665 Charleston Road                                    STANFORD UNIVERSITY                         DESIGN SYSTEMS
Mountain View, CA 94043                                 (1977 to present)                           (1992 to present)
(56)                                                                                                Director, WATSON WYATT
                                                                                                    WORLDWIDE
                                                                                                    (2002 to present)
                                                                                                    Director, PALMSOURCE,
                                                                                                    INC.
                                                                                                    (2002 to present)

Jeanne D. Wohlers           Trustee          19         Director and Partner,,          35          Director, INDUS
1665 Charleston Road                                    WINDY HILL PRODUCTIONS, LP                  INTERNATIONAL
Mountain View, CA 94043                                 (educational software,                      (software solutions,
(58)                                                    1994 to 1998)                               January 1999 to
                                                                                                    present)
                                                                                                    Director, QUINTUS
                                                                                                    CORPORATION
                                                                                                    (automation solutions,
                                                                                                    1995 to present)

                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                           Position(s)       Length                                   Complex        Other
                           Held              of Time                                  Overseen       Directorships
                           with              Served     Principal Occupation(s)       by             Held by
Name, Address (Age)        Fund              (years)    During Past 5 Years           Trustee        Trustee

-------------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons           President       3           See entry above under           35            See entry above under
4500 Main Street                                       "Interested Trustees."                        "Interested Trustees."
Kansas City, MO 64111
(48)

Robert T. Jackson          Executive       3           Chief Administrative Officer    Not           Not applicable
4500 Main St.              Vice                        ACC (August 1997 to present)    applicable
Kansas City, MO 64111      President                   Chief Financial Officer, ACC
(58)                                                   (May 1995 to October 2002)
                                                       President, ACSC
                                                       (January 1999 to present)
                                                       Executive Vice President, ACC
                                                       (May 1995 to present)
                                                       Also serves as:
                                                       Executive Vice
                                                       President and Chief
                                                       Financial Officer,
                                                       ACIM, ACIS and
                                                       other ACC subsidiaries,
                                                       and Treasurer, ACIM

Maryanne Roepke            Senior Vice     3           Senior Vice President and       Not            Not applicable
4500 Main St.              President,                  Assistant Treasurer, ACSC       applicable
Kansas City, MO 64111      Treasurer
(48)                       and Chief
                           Accounting
                           Officer

David C. Tucker            Senior Vice     5           Senior Vice President, ACIM,    Not            Not applicable
4500 Main St.              President                   ACIS, ACSC and other            applicable
Kansas City, MO 64111      and                         ACC subsidiaries
(45)                       General                     (June 1998 to present)
                           Counsel                     General Counsel, ACC,
                                                       ACIM, ACIS, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1998 to present)

Robert Leach               Controller      7           Vice President, ACSC            Not            Not applicable
4500 Main St.                                          (February 2000 to present)      applicable
Kansas City, MO 64111                                  Controller-Fund Accounting,
(37)                                                   ACSC (June 1997 to present)

C. Jean Wade               Controller(1)   7           Vice President, ACSC            Not            Not applicable
4500 Main St.                                          (February 2000 to present)      applicable
Kansas City, MO 64111                                  Controller-Fund Accounting,
(40)                                                   ACSC (June 1997 to present)

Jon Zindel                 Tax Officer     6           Vice President, Corporate Tax,  Not            Not applicable
4500 Main Street                                       ACSC (April 1998 to present)    applicable
Kansas City, MO 64111                                  Vice President, ACIM, ACIS
(36)                                                   and other ACC subsidiaries
                                                       (April 1999 to present)
                                                       President, AMERICAN CENTURY
                                                       EMPLOYEE BENEFIT SERVICES, INC.
                                                       (January 2000 to December 2000)
                                                       Treasurer, AMERICAN CENTURY
                                                       EMPLOYEE BENEFIT SERVICES, INC.
                                                       (December 2000 to December 2003)
                                                       Treasurer, AMERICAN CENTURY
                                                       VENTURES, INC.
                                                       (December 1999 to January 2001)

1 Ms. Wade serves in a similar capacity for the other seven investment companies advised by ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs [equity funds only];

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are  conducted  and brokers are  selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding  marketing  expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the fund's  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                     NUMBER OF
                                                                                     MEETINGS HELD DURING
COMMITTEE     MEMBERS               FUNCTION                                         LAST FISCAL YEAR

Audit         Kenneth E. Scott      The Audit Committee approves the                        4
              Albert Eisenstat      engagement of the fund's independent
              Jeanne D. Wohlers     auditors, recommends approval of such
                                    engagement to the independent trustees,
                                    and oversees the activities of the fund's
                                    independent auditors. The Committee
                                    receives reports from the advisor's
                                    Internal Audit Department, which is
                                    accountable to the Committee. The
                                    Committee also receives reporting
                                    about compliance matters affecting
                                    the fund.

Nominating    Kenneth E. Scott      The Nominating Committee primarily                      0
              Ronald J. Gilson      considers and recommends individuals
              Albert Eisenstat      for nomination as trustees. The names of
              Myron S. Scholes      potential trustee candidates are drawn
              Jeanne D. Wohlers     from a number of sources, including
                                    recommendations from members of the
                                    board, management and shareholders.
                                    This committee also reviews and makes
                                    recommendations to the board with respect
                                    to the composition of board committees and
                                    other board-related matters, including its
                                    organization, size, composition, responsibilities,
                                    functions and compensation. The Nominating
                                    Committee does not currently have a policy
                                    governing the circumstances under which
                                    it will or will not consider nominees
                                    recommended by shareholders.

Portfolio     Myron S. Scholes      The Portfolio Committee reviews quarterly               5
              Kathryn A. Hall       the investment activities and strategies used
              William M. Lyons      to manage fund assets. The committee
                                    regularly receives reports from portfolio managers,
                                    credit analysts and other investment personnel
                                    concerning the fund's investments.

Quality       Ronald J. Gilson      The Quality of Service Committee reviews                4
of            Myron S. Scholes      the level and quality of transfer agent and
Service       William M. Lyons      administrative services provided to the fund
              John B. Shoven        and its shareholders. It receives and reviews
                                    reports comparing those services to those of
                                    fund competitors and seeks to improve such
                                    services where feasible and appropriate.

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment  companies.
Each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all eight such  companies  based on a schedule that takes into account the number of meetings  attended  and the assets of the fund for which the  meetings are held.
These fees and expenses are divided among the eight investment  companies based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2003

                                                    TOTAL COMPENSATION FROM THE
                          TOTAL COMPENSATION FROM   AMERICAN CENTURY
NAME OF TRUSTEE           THE FUND(1)               FAMILY OF FUNDS(2)

Albert A. Eisenstat       $8,280                    $78,500

Ronald J. Gilson          $8,389                    $83,500

Kathryn A. Hall           $8,250                    $77,000

Myron S. Scholes          $8.217                    $76,000

Kenneth E. Scott          $8,404                    $84,250

John B. Shoven            $8,265                    $77,750

Jeanne D. Wohlers         $8,265                    $77,750

1    Includes  compensation  paid to the  trustees  during the fiscal year ended
     December 31, 2003,  and also includes  amounts  deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors
     Deferred Compensation Plan.

2    Includes  compensation paid by the eight investment  company members of the
     American  Century family of funds served by this board. The total amount of deferred  compensation  included in the preceding table is as follows:  Mr.
     Eisenstat,  $78,500;  Mr. Gilson,  $83,800; Ms. Hall, $38,500; Mr. Scholes,
     $38,000; Mr. Scott, $84,250 and Mr. Shoven, $77,750.

The fund has adopted the American  Century Mutual Funds'  Independent  Directors
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the fund.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded  plan and,  accordingly,  the fund has no  obligation to segregate  assets to secure or fund the  deferred  fees.  To date,  the fund has voluntarily  funded its  obligations.  The rights of trustees  to receive  their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  fund.  The  plan  may  be  terminated  at  any  time  by  the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended December 31, 2003.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the fund as of December 31, 2003,  as shown in the table below:

                                                                   Name of Trustees

                                                   Albert      Ronald J.    Kathryn A.   William M.
                                                  Eisenstat    Gilson         Hall         Lyons

----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Fund:

   International Bond                                A            A             A            A
----------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                       E            E             C            E

                                                                 Name of Trustees

                                                  Myron S.    Kenneth E.      John B.      Jeanne D.
                                                  Scholes       Scott         Shoven       Wohlers

----------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND:

    International Bond                               A            A             A            A
----------------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES                       E            E             D            E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

CODE OF ETHICS

The fund, its investment  advisor,  principal  underwriter  and subadvisor  have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company  Act. The code of ethics  permits  personnel  subject to the code to invest in securities, including  securities  that may be purchased or held by the fund,  provided that they first obtain  approval from the  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the Advisor's Proxy Voting Guidelines to govern the Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals
     =    Cumulative Voting
     =    Staggered Boards
     =    "Blank Check" Preferred Stock
     =    Elimination of Preemptive Rights
     =    Non-targeted Share Repurchase
     =    Increase in Authorized Common Stock
     =    "Supermajority" Voting Provisions or Super Voting Share Classes
     =    "Fair Price" Amendments
     =    Limiting the Right to Call Special Shareholder Meetings
     =    Poison Pills or Shareholder Rights Plans
     =    Golden Parachutes
     =    Reincorporation
     =    Confidential Voting
     =    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Trustee Tenure

o    Trustees' Stock Options Plans

o    Trustee Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  Advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at americancentury.com.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of July __, 2004, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
                                               SHARES OWNED      SHARES OWNED
FUND/CLASS        SHAREHOLDER                  OF RECORD         BENEFICIALLY(1)

INTERNATIONAL BOND
   Investor

INFORMATION NOT AVAILABLE UNTIL JULY 2004
   Advisor

--------------------------------------------------------------------------------
1    If  shares  are  registered  in an  individual's  name or in the name of an intermediary  for the benefit of a named  party,  we report those shares as being beneficially  owned.  Otherwise,  American Century has no information concerning beneficial ownership of fund shares.

Although Charles Schwab & Co., Inc., San Francisco,  CA, is the record owner of more than 25% of the shares of American Century  International Bond Funds, it is not a control person  because it is not the beneficial  owner of such shares.
The fund is unaware of any other shareholders,  beneficial or of record, who own more than 5% of the voting  securities of American  Century  International  Bond
Funds.  As of July __, 2004,  the officers and trustees of the fund, as a group, owned less than 1% of any class of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees.  To conduct its day-to-day  activities,  the fund has hired a number of  service  providers.  Each  service  provider  has a  specific function to fill on behalf of the fund that is described  below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century  Investment  Management,  Inc. serves as the investment advisor for the fund. A description of the  responsibilities  of the advisor  appears in the Prospectus under the heading MANAGEMENT.

For the services  provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund.  The annual rate at which this fee is assessed is determined  monthly in a two-step process.  First, a fee rate  schedule  is  applied  to the  assets of all the  funds of its  investment category  managed  by the  advisor  (the  Investment  Category  Fee).  The three investment  categories are money market funds, bond funds and equity funds. When calculating  the fee for a money market fund, for example,  all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total.  Second,  a separate  fee rate  schedule is applied to the assets of all the funds  managed by the advisor (the Complex  Fee).  The amounts calculated using the Investment  Category Fee and the Complex Fee are then added to determine the unified  management  fee payable by a fund to the advisor.  The schedules by which the unified  management  fee is  determined  are shown in the following tables. The Investment  Category Fees are determined  according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR INTERNATIONAL BOND

CATEGORY ASSETS                     FEE RATE

First $1 billion                    0.6100%

Next $1 billion                     0.5580%

Next $3 billion                     0.5280%

Next $5 billion                     0.5080%

Next $15 billion                    0.4950%

Next $25 billion                    0.4930%

Thereafter                          0.4925%

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

                       Fee Rate            Fee Rate          Fee Rate
Complex Assets         Investor Class      Advisor Class     Institutional Class

First $2.5 billion      0.3100%             0.0600%           0.1100%

Next $7.5 billion       0.3000%             0.0500%           0.1000%

Next $15 billion        0.2985%             0.0485%           0.0985%

Next $25 billion        0.2970%             0.0470%           0.0970%

Next $50 billion        0.2960%             0.0460%           0.0960%

Next $100 billion       0.2950%             0.0450%           0.0950%

Next $100 billion       0.2940%             0.0440%           0.0940%

Next $200 billion       0.2930%             0.0430%           0.0930%

Next $250 billion       0.2920%             0.0420%           0.0920%

Next $500 billion       0.2910%             0.0410%           0.0910%

Thereafter              0.2900%             0.0400%           0.0900%

The  Complex  Fee  schedule  for the  Advisor  Class is lower by 0.2500% at each graduated step.

On the first  business day of each month,  the fund pays a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate  average  daily  closing  value of the fund's  net  assets  during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the previous  month and the  denominator of which is 365 (366 in leap years).

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the fund's  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority  of the  trustees of the fund who are not parties to the agreement,  or interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the fund's Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its  shareholders  for anything  other than willful  misfeasance,  bad faith, gross  negligence  or reckless  disregard  of its  obligations  and duties.  The management  agreement also provides that the advisor and its officers,  trustees or directors  and  employees may engage in other  business,  render  services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain  investments  may be appropriate for the fund and also for other clients advised by the subadvisor.  Investment  decisions for the fund and other clients are made with a view to achieving their respective  investment  objectives after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the subadvisor to be equitable to each. In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

The subadvisor may aggregate  purchase and sale orders of the fund with purchase and sale orders of its other  clients  when the  subadvisor  believes  that such aggregation  provides the best execution for the fund. The Board of Trustees has approved  the  policy  of  the  advisor  and  subadvisor  with  respect  to  the aggregation of portfolio  transactions.  Where portfolio  transactions have been
aggregated,   the  fund   participates  at  the  average  share  price  for  all
transactions in that security on a given day and allocates  transaction costs on a pro rata basis.  The subadvisor will not aggregate  portfolio  transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management  agreement.
The subadvisor  receives no additional  compensation or remuneration as a result of such aggregation.

Unified  management  fees  incurred  by the fund for the  fiscal  periods  ended
December 31, 2003, 2002 and 2001, are indicated in the following table.  Because the  Institutional  Class was not in  operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                       2003                2002                 2001

--------------------------------------------------------------------------------
INTERNATIONAL BOND
   Investor                  $4,088,346           $1,452,644           $945,083

   Advisor                      $56,569              $14,118             $9,211

The  investment  management  agreement  provides  that the advisor may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  JPMIM serves as  subadvisor  to the fund under a  subadvisory  agreement  between  the manager and JPMIM dated  August 1, 1997,  that was approved by  shareholders  on
July 30, 1997. This supersedes  subadvisory  agreements dated June 1, 1995, June
1, 1994 and  December 31,  1991.  The  subadvisory  agreement  continues  for an
initial   period  of  two  years  and  thereafter  so  long  as  continuance  is specifically  approved  by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's trustees, including a majority of those  trustees  who are  neither  parties to the  agreement  nor  interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  subadvisory  agreement is subject to termination without  penalty  on 60  days'  written  notice  by the  advisor,  the  Board of
Trustees,  or a  majority  of the  fund's  outstanding  shareholder  votes or 12 months' written notice by JPMIM and will terminate automatically in the event of
(i) its  assignment or (ii)  termination of the  investment  advisory  agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the fund in  accordance  with the fund's  investment  objective,  policies,  and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services,  the advisor pays JPMIM a monthly fee at an annual rate of 0.20% of the fund's average daily net assets up to $200 million; and 0.15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the advisor paid JPMIM a monthly fee at an annual rate of
0.25% of average daily net assets up to $200 million, and 0.05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.

For the fiscal years ended  December  31,  2003,  2002 and 2001 the manager paid
JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES

2003                             $943,339

2002                             $283,250

2001                             $226,521

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation  (ACSC),  4500 Main Street,  Kansas City,
Missouri 64111, serves as transfer agent and dividend-paying agent for the fund.
It provides physical  facilities,  computer hardware and software and personnel, for the day-to-day  administration of the fund and the advisor. The advisor pays
ACSC's costs for serving as transfer  agent and  dividend-payment  agent for the fund out of the advisor's unified  management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
Investment Advisor on page XX.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC, and its  principal  business  address is 4500 Main Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  fund's  shares.  The distributor makes a continuous,  best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the fund's  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  Investment
Advisor on page XX. ACIS does not earn  commissions for  distributing the fund's shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

State  Street Bank and Trust  Company,  801  Pennsylvania  Avenue,  Kansas City,
Missouri  64105,  and Commerce Bank,  N.A., 1000 Walnut,  Kansas City,  Missouri
64105,  each serves as custodian of the fund's assets.  The  custodians  take no part in  determining  the  investment  policies of the fund or in deciding which securities are purchased or sold by the fund. The fund,  however,  may invest in certain  obligations  of  the  custodians  and  may  purchase  or  sell  certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP are the  independent  accountants  of the fund.  The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri    64105.    As   the    independent    accountant    of   the    fund,
PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for the fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management  agreement between the fund and the advisor,  and under the
Subadvisory Agreement between the advisor and the subadvisor, the subadvisor has the  responsibility  of  selecting  brokers  and  dealers to  execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of broker or dealer is a function of the selection  of  market  and the  negotiation  of price,  as well as the  broker's general  execution and  operational  and financial  capabilities  in the type of transaction  involved.  The subadvisor  will seek to obtain prompt  execution of orders at the most  favorable  prices or yields.  The  subadvisor  may choose to purchase  and  sell  portfolio  securities  from  and  to  dealers  who  provide statistical and other information and services,  including research, to the fund and to the subadvisor.  Such  information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor,  and the expenses of the  subadvisor  will not  necessarily be reduced as a result of the receipt of such supplemental information.

Purchases of  securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases  from dealers serving as  market-makers  typically  include a dealer's mark-up (i.e., a spread between the bid and asked  prices).  During the fiscal years ended  December 31,
2001, 2002 and 2003, the fund did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  the fund owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the Trust,  and shares of the fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes.  See Multiple Class Structure which follows.  Additional funds and classes may be added without a shareholder vote.

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in series  (or  funds).  Shares  issued  are fully  paid and nonassessable and have no preemptive, conversion or similar rights.

Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received from all the Trust's  shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example,  fidelity,  bonding and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other  assets held for each fund or class.  Within  their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant to Rule 18f-3 adopted by the SEC.  Pursuant to such plan,  the fund may issue up to three classes of shares: an Investor Class,  Institutional Class and
Advisor Class.

The Investor Class is made available to investors  directly  without any load or commission,  for a single unified  management fee. The Institutional and Advisor
Classes are made available to  institutional  shareholders or through  financial
intermediaries   that  do  not  require  the  same  level  of  shareholder   and
administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge  those  classes a lower total  management fee.  In addition to the  management  fee,  however,  Advisor  Class  shares are subject  to a Master  Distribution  and  Shareholder  Services  Plan (the  Plan)
described  below.  The Plan has been adopted by the fund's Board of Trustees and initial  shareholder in accordance  with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder  of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

In adopting  the Plan,  the Board of Trustees  (including a majority of trustees who are not interested persons of the fund [as defined in the Investment Company
Act],  hereafter referred to as the independent  trustees) determined that there was a  reasonable  likelihood  that  the  Plan  would  benefit  the fund and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees  quarterly for its  consideration  in connection  with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved  by the Board of  Trustees  (including  a majority  of the  independent trustees)  annually.  The Plan may be amended by a vote of the Board of Trustees
(including a majority of the independent trustees), except that the Plan may not be  amended  to  materially  increase  the  amount to be spent for  distribution without  majority  approval of the  shareholders of the affected class. The Plan terminates  automatically  in the event of an  assignment  and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in  accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ADVISOR CLASS PLAN)

As  described  in the  Prospectus,  the  fund's  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons  purchasing  through  financial   intermediaries,   such  as  banks,
broker-dealers  and  insurance  companies.  The fund's  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries,  with respect to the sale of the fund's shares and/or the use of the fund's  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor  Class  shares and the fund's  Board of  Trustees  has  adopted a Master
Distribution and Shareholder Services Plan (the Advisor Class Plan). Pursuant to
the Advisor Class Plan,  the Advisor Class pays the fund's  distributor a fee of
0.50% annually of the aggregate  average daily asset value of the fund's Advisor
Class shares,  0.25% of which is paid for shareholder services (described below)
and 0.25% of which is paid for distribution  services  (described  below).  This payment  is  fixed  at  0.50%  and is not  based  on  expenses  incurred  by the distributor.  During the fiscal year ended  December  31,  2003,  the  aggregate amount of fees paid under the Plan was $48,736.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for past individual  shareholder and distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but are not limited to,

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners of shares  (including  contract owners of insurance  products that utilize the fund as underlying  investment  media)
     and  placing  purchase,  exchange  and  redemption  orders  with the fund's distributors;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments from the fund on behalf of shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers of third  parties or  providing  the  information  to the fund as necessary for such subaccounting;

(i)  preparing and  forwarding  investor  communications  from the fund (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to  result  in the sale of  additional  shares of the fund.
During the fiscal year ended  December 31,  2003,  the amount of fees paid under the Advisor Class Plan for shareholder services was $24,368.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a)  payment of sales  commissions,  on going  commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the
     Distributor  who engage in or support  distribution  of the fund's  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the Trust and the fund's  distributor  and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended  December 31,  2003,  the amount of fees paid under the Advisor Class Plan for distribution services was $24,368.

DEALER CONCESSIONS

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and  converting  fund shares is contained  in  the  fund's  Prospectuses.  The  Prospectuses  are  available  to investors without charge and may be obtained by calling us.

VALUATION OF THE FUND'S SECURITIES

The  fund's net asset  value per share  (NAV) is  calculated  as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the fund expects the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other  assets,  deducting  liabilities  and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Trustees.

The subadvisor  typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency  exchange rates also are  determined  prior to the close of the  Exchange.  If an event  were to occur  after the value of a security  was  established  but before the net asset value per share was  determined  that was  likely to  materially  change the net asset value,  then that security  would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus an amortized  discount or premium,  unless the trustees  determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify  annually as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, the fund will be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  from the fund in the same  manner in which they were  realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the fund on shares of stock of  domestic  corporations  may  qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets  held by the fund  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains  dividends you received on those  shares.

Dividends and interest received by the fund on foreign  securities may give rise to  withholding  and other  taxes  imposed by foreign  countries.  However,  tax conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by the fund will reduce its dividends distributions to investors.

If more  than 50% of the  value of the  fund's  total  assets  at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal  Revenue Service with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption of shares of the fund  (including a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

The fund's  transactions in foreign currencies,  forward contracts,  options and
futures   contracts   (including   options  and  futures  contracts  on  foreign
currencies) will be subject to special  provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may  affect  whether  gains or  losses  are  ordinary  or  capital),  accelerate
recognition  of  income  to  the  fund,  defer  fund  losses,   and  affect  the
determination of whether capital gains and losses are characterized as long-term or short-term  capital gains or losses.  These rules could therefore  affect the character, amount and timing of distributions to shareholders.  These provisions also may require the fund to  mark-to-market  certain  types of the positions in its portfolio (i.e.,  treat them as if they were sold), which may cause the fund to recognize income without  receiving cash with which to make  distributions in amounts  necessary  to satisfy  the 90% and 98%  distribution  requirements  for relief from income and excise  taxes,  respectively.  The fund will  monitor its
transactions   and  may  make  such  tax  elections  as  fund  management  deems appropriate  with respect to foreign  currency,  options,  futures  contracts or forward contracts. The fund's status as a regulated investment company may limit its  transactions  involving  foreign  currency,  futures,  options  and forward contracts.

Under the Code,  gains or losses  attributable to fluctuations in exchange rates that occur  between the time the fund  accrues  income or other  receivables  or accrues expenses or other liabilities  denominated in a foreign currency and the time the fund  actually  collects  such  receivables  or pays  such  liabilities generally  are treated as ordinary  income or loss.  Similarly,  in disposing of debt securities  denominated in foreign  currencies,  certain  forward  currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign  currency  between the date the  security,  contract,  or other  instrument  is acquired  and the date it is disposed of are also  usually treated as ordinary income or loss.  Under Section 988 of the Code,  these gains or losses may increase or decrease the amount of the fund's  investment  company taxable income distributed to shareholders as ordinary income.

STATE AND LOCAL TAXES

Distributions by the fund also may be subject to state and local taxes,  even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The financial statements of the fund have been audited by PricewaterhouseCoopers
LLP,  independent  accountants.  Their Independent  Accountants'  Report and the
financial  statements  included in the fund's  Annual Report for the fiscal year ended December 31, 2003, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus.  The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA  This  is the  highest  rating  assigned  by S&P  to a debt  obligation.
     It indicates an extremely strong capacity to pay interest and repay principal.

AA   Debt rated in this category is considered to have a very strong capacity to pay  interest  and  repay  principal.  It  differs  from the  highest-rated obligations only in small degree.

A    Debt rated A has a strong  capacity to pay  interest  and repay  principal, although it is somewhat more  susceptible to the adverse effects of changes
     in  circumstances  and  economic   conditions  than  debt  in  higher-rated
     categories.

BBB  Debt rated in this  category is regarded as having an adequate  capacity to pay  interest  and repay  principal.  While it normally  exhibits  adequate
     protection   parameters,    adverse   economic   conditions   or   changing
     circumstances  are  more  likely  to lead  to a  weakened  capacity  to pay interest and repay principal for debt in this category than in higher-rated categories.  Debt  rated  below  BBB  is  regarded  as  having  significant speculative characteristics.

BB   Debt rated in this  category has less  near-term  vulnerability  to default
     than  other   speculative   issues.   However,   it  faces  major   ongoing
     uncertainties  or  exposure  to adverse  business,  financial,  or economic conditions  that could lead to inadequate  capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B    Debt  rated  in  this  category  is  more  vulnerable  to  nonpayment  than obligations  rated 'BB', but currently has the capacity to pay interest and repay principal.  Adverse business,  financial, or economic conditions will likely impair the  obligor's  capacity or  willingness  to pay interest and repay principal.

CCC  Debt rated in this category is currently  vulnerable  to nonpayment  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the  capacity  to pay  interest  and repay  principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC   Debt rated in this category is currently  highly  vulnerable to nonpayment.
     This rating  category is also applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC rating.

C    The rating C typically is applied to debt  subordinated to senior debt, and is currently  highly  vulnerable to  nonpayment of interest and  principal.
     This rating may be used to cover a situation  where a  bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D    Debt  rated in this  category  is in  default.  This  rating  is used  when interest payments or principal repayments are not made on the date due even if the  applicable  grace period has not expired,  unless S&P believes that such payments  will be made during such grace period.  It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa  This is the highest  rating  assigned by Moody's to a debt  obligation.  It indicates an extremely strong capacity to pay interest and repay principal.

Aa   Debt rated in this category is considered to have a very strong capacity to pay  interest  and repay  principal  and differs  from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A    Debt rated in this category possesses many favorable investment  attributes and is to be considered as  upper-medium-grade  debt.  Although capacity to pay interest and repay  principal are considered  adequate,  it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic conditions than debt in higher-rated categories.

Baa  Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay  principal.  While it normally exhibits adequate  protection  parameters,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest  and  repay  principal  for  debt  in this  category  than in higher-rated  categories.  Debt  rated  below  Baa is  regarded  as  having significant speculative characteristics.

Ba   Debt  rated Ba has less  near-term  vulnerability  to  default  than  other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic  conditions that could lead to inadequate capacity to meet timely interest and principal payments.
     Often  the  protection  of  interest  and  principal  payments  may be very moderate.

B    Debt rated B has a greater  vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of  maintenance  of other terms of the  contract  over any long period of time may be small.  The B rating  category  is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa  Debt  rated  Caa  is  of  poor  standing,   has  a  currently  identifiable
     vulnerability  to  default,  and  is  dependent  upon  favorable  business, financial and economic  conditions  to meet timely  payment of interest and repayment  of  principal.  In the event of adverse  business,  financial or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.  Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca   Debt rated in this category represent obligations that are speculative in a
     high   degree.   Such  debt  is  often  in  default  or  has  other  marked shortcomings.

C    This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded  as  having  extremely  poor  prospects  of  attaining  investment standing.

FITCH, INC.

AAA  Debt rated in this  category  has the lowest  expectation  of credit  risk.
     Capacity  for timely  payment of  financial  commitments  is  exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA   Debt rated in this  category  has a very low  expectation  of credit  risk.
     Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A    Debt rated in this category has a low expectation of credit risk.  Capacity for timely  payment of  financial  commitments  is strong,  but may be more vulnerable to changes in circumstances or in economic  conditions than debt rated in higher categories.

BBB  Debt rated in this category  currently has a low expectation of credit risk and an  adequate  capacity  for timely  payment of  financial  commitments.
     However,  adverse changes in circumstances  and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.

BB   Debt rated in this  category has a possibility  of developing  credit risk, particularly as the result of adverse  economic change over time.  However, business or financial  alternatives  may be  available  to allow  financial commitments to be met. Securities rated in this category are not investment grade.

B    Debt rated in this  category has  significant  credit  risk,  but a limited margin of safety remains.  Financial  commitments  currently are being met, but  capacity for  continued  debt service  payments is  contingent  upon a sustained, favorable business and economic environment.

FITCH, INC.
CCC, CC, C        Debt rated in these categories has a real possibility for
                  default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                  developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D        The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                  reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                  'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
                  'DD' indicates potential recoveries in the range of 50%-90%
                  and 'D' the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities
                  rated 'DD' and 'D' are generally undergoing a formal
                  reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding
                  obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P         Moody's        Description

A-1         Prime-1        This indicates that the degree of safety regarding
            (P-1)          timely payment is strong. Standard & Poor's rates
                           those issues determined to possess extremely strong
                           safety characteristics as A-1+.

A-2         Prime-2        Capacity for timely payment on commercial paper is
            (P-2)          satisfactory, but the relative degree of safety is
                           not as high as for issues designated A-1. Earnings
                           trends and coverage ratios, while sound, will be more
                           subject to variation. Capitalization characteristics,
                           while still appropriated, may be more affected by
                           external conditions. Ample alternate liquidity is
                           maintained.

A-3          Prime-3       Satisfactory capacity for timely repayment. Issues
             (P-3)         that carry this rating are somewhat more vulnerable
                           to the adverse changes in circumstances than
                           obligations carrying the higher designations.

NOTE RATINGS

S&P      Moody's           Description

SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.

SP-2     MIG-2; VMIG-2     Notes are of high quality with margins of protection
                           ample, although not so large as in the preceding
                           group.

SP-3     MIG-3; VMIG-3     Notes are of favorable quality with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less well
                           established.

SP-4     MIG-4; VMIG-4     Notes are of adequate quality carrying specific risk
                           but having protection and not distinctly or
                           predominantly speculative.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about the fund, by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o   an employer-sponsored retirement plan

o   a bank

o   a broker-dealer

o   an insurance company

o   another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the fund from the  Securities  and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

On the Internet     o  EDGAR database at www.sec.gov

                    o  By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6411

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-38483 0408

PART C   OTHER INFORMATION

Item 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a) Amended and Restated  Agreement  and  Declaration  of Trust of American
Century  International Bond Funds dated March 26, 2004 (filed  electronically as
Exhibit a to  Post-Effective  Amendment No. 19 to the Registration  Statement of
the Registrant, on April 29, 2004, File No. 33-43321).

     (b) Amended and Restated Bylaws dated March 26, 2004 (filed  electronically as Exhibit b to Post-Effective Amendment No. 19 to the Registration Statement of
the Registrant, on April 29, 2004, File No. 33-43321).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III and Article  VIII of  Registrant's  Amended  and  Restated
Declaration of Trust, appearing as Exhibit a to the Post-Effective Amendment No.
19 to the Registration Statement on Form N-1A of the Registrant; and Article II,
Article VII and  Article  VIII of  Registrant's  Amended  and  Restated  Bylaws,
appearing  as  Exhibit  b  to  the  Post-Effective   Amendment  No.  19  to  the
Registration  Statement on Form N-1A of the Registrant,  on April 29, 2004, File
No. 33-43321).

     (d) (1)  Investment  Sub-Advisory  Agreement  with J.P.  Morgan  Investment
Management,  Inc., dated August 1, 1997 (filed  electronically  as Exhibit 5c to
Post-Effective  Amendment No. 10 to the Registration Statement of the Registrant
on September 30, 1997, File No. 33-43321).

         (2)  Management  Agreement  (Investor  Class)  with  American  Century
Investment  Management,  Inc., dated August 1, 1997,  (filed  electronically  as
Exhibit 5 to  Post-Effective  Amendment No. 33 to the Registration  Statement of
American Century Government Income Trust on July 31, 1997, File No. 2-99222).

         (3)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  March 31,  1998 (filed electronically  as  Exhibit  5b  to  Post-Effective  Amendment  No.  23  to  the
Registration  Statement of American  Century  Municipal Trust on March 26, 1998,
File No. 2-91229).

         (4)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  1998  (filed electronically  as  Exhibit  d3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century  Government Income Trust on July 28,
1999, File No. 2-99222).

         (5) Amendment No. 1 to the Management  Agreement (Investor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d4  to  Post-Effective  Amendment  No.  30  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 20, 2000, File No. 2-82734).

         (6) Amendment No. 2 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d5  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

         (7) Amendment No. 3 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

         (8) Amendment No. 4 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d7  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of the Registrant on June 28, 2002, File No. 33-65170).

         (9) Amendment No. 5 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  d8  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922).

         (10) Amendment No. 6 to the Management Agreement (Investor Class) with
American  Century  Investment  Management,  Inc., dated as of May 1, 2004 (filed electronically  as  Exhibit  d9  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

         (11)  Management  Agreement  (Advisor  Class)  with  American  Century
Investment  Management,  Inc., dated August 1, 1997,  (filed  electronically  as
Exhibit  d3 to  Post-Effective  Amendment  No.  27 of  American  Century  Target
Maturities Trust on August 28, 1997, File No. 2-94608).

         (12)  Amendment  to the  Management  Agreement  (Advisor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  June  1,  1998  (filed
electronically  as  Exhibit  5b  to  Post-Effective   Amendment  No.  9  to  the
Registration  Statement of American  Century  Investment Trust on June 30, 1999,
File No. 33-65170).

         (13) Amendment No. 1 to the Management  Agreement (Advisor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  36  to  the
Registration  Statement of American Century Target Maturities Trust on April 18,
2001, File No. 2-94608).

         (14) Amendment No. 2 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d8  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

         (15) Amendment No. 3 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d10  to  Post-Effective  Amendment  No.  16 to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

         (16) Amendment No. 4 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  17 to  the
Registration  Statement of American  Century Target  Maturities Trust on January
31, 2003, File No. 2-94608).

         (17) Amendment No. 5 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc., dated as of May 1, 2004 (filed electronically  as  Exhibit  d16  to  Post-Effective  Amendment  No.  35 to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

         (18) Management Agreement  (Institutional Class) with American Century
Investment  Management,  Inc., dated August 1, 1997 (filed  electronically as an
Exhibit to  Post-Effective  Amendment  No. 20 to the  Registration  Statement of
American  Century  Quantitative  Equity  Funds,  on August  29,  1997,  File No.
33-19589).

         (19)  Amendment to  Management  Agreement  (Institutional  Class) with
American  Century  Investment  Management,  Inc.,  dated  June  1,  1998  (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  27  to  the
Registration  Statement of American Century  Quantitative Equity Funds, on April
27, 2000, File No. 33-19589).

         (20) Amendment No. 1 to the Management Agreement (Institutional Class)
with American Century Investment  Management,  Inc., dated August 1, 2001 (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  15 to  the
Registration  Statement of American Century Investment Trust, on August 8, 2001,
File No. 33-65170).

         (21) Amendment No. 2 to the Management Agreement (Institutional Class)
with American  Century  Investment  Management,  Inc. dated March 1, 2002 (filed electronically  as  Exhibit  d17  to  Post-Effective  Amendment  No.  46 to  the
Registration  Statement of American Century Government Income Trust, on March 4,
2002, File No. 2-99222).

         (22) Amendment No. 3 to the Management Agreement (Institutional Class)
with American Century Investment Management, Inc. dated December 31, 2002 (filed electronically  as  Exhibit  d18  to  Post-Effective  Amendment  No.  39 to  the
Registration  Statement  of the  Registrant,  on  December  23,  2002,  File No.
2-91229).

         (23) Amendment No. 4 to the Management Agreement (Institutional Class)
with American Century Investment Management, Inc. to be filed by amendment.

     (e) (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

         (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922).

         (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482).

         (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated February 27, 2004 (filed electronically  as  Exhibit  e4 to  Post-Effective  Amendment  No.  104  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213).

         (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated as of May 1, 2004 (filed electronically  as  Exhibit  e5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

         (6) Amendment No. 5 to the Amended and Restated Distribution Agreement
with American Century Investment Services, Inc. to be filed by amendment.

     (f)  Not applicable.

     (g) (1)  Omnibus  Custodian  Agreement  with State  Street  Bank and Trust
Company  dated  August  10,  1993  (filed   electronically   as  Exhibit  g1  to
Post-Effective  Amendment No. 7 of the  Registrant  on April 22, 1996,  File No.
33-43321).

         (2)  Amendment No. 1 dated  December 1, 1994 to the Omnibus  Custodian
Agreement  with State Street Bank and Trust Company dated August 10, 1993 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 7 of the Registrant
on April 22, 1996, File No. 33-43321).

         (3) Amendment dated March 4, 1996 to the Omnibus  Custodian  Agreement with  State  Street  Bank  and  Trust  Company  dated  August  10,  1993  (filed electronically  as Exhibit  g3 to  Post-Effective  Amendment  No. 7 on April 22,
1996, File No. 33-43321).

         (4) Amendment  dated December 9, 2000 to Omnibus  Custodian  Agreement with  State  Street  Bank  and  Trust  Company  dated  August  10,  1993  (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  16  to  the
Registration Statement of the Registrant on April 30, 2001, File No. 33-43321).

         (5)  Amendment  No. 3 to the Omnibus  Custodian  Agreement  with State
Street Bank and Trust Company dated May 1, 2003 (filed electronically as Exhibit
g5 to  Post-Effective  Amendment  No. 19 to the  Registration  Statement  of the
Registrant, on April 29, 2004, File No. 33-43321).

         (6) Master  Agreement with Commerce Bank,  N.A. dated January 22, 1997
(filed  electronically as Exhibit g2 to  Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213.

         (7) Fee Schedule  with State Street Bank and Trust Company dated April
3, 2003 (filed  electronically as Exhibit g7 to Post-Effective  Amendment No. 19
to the  Registration  Statement of the  Registrant,  on April 29, 2004, File No.
33-43321).

     (h) (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation  dated as of August 1, 1997  (filed  electronically  as Exhibit 9 to
Post-Effective  Amendment No. 33 to the  Registration  Statement of the American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

         (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

         (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734).

         (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222).

         (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

         (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

         (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229).

         (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922).

         (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services  Corporation  dated as of May 1, 2004 (filed  electronically as
Exhibit h10 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589).

         (10) Credit  Agreement  with JP Morgan Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608).

         (11) Customer  Identification  Program Reliance  Agreement dated April
23, 2004 (filed electronically as Exhibit h12 to Post-Effective Amendment No. 35
to the  Registration  Statement of American Century  Quantitative  Equity Funds,
Inc. on April 29, 2004, File No. 33-19589).

         (12)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services Corporation to be filed by amendment.

     (i) Opinion and consent of counsel to be filed by amendment.

     (j) (1) Consent of PricewaterhouseCoopers,  LLP, independent accountant to be filed by amendment.

         (2) Power of Attorney  dated March 1, 2004  (filed  electronically  as
Exhibit j2 to Post-Effective  Amendment No. 34 to the Registration  Statement of
American  Century  Quantitative  Equity Funds,  Inc. on March 1, 2004,  File No.
33-19589).

         (3) Secretary's  Certificate dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 34 to the Registration  Statement
of American Century  Quantitative  Equity Funds, Inc. on March 1, 2004, File No.
33-19589).

     (k) Not applicable.

     (l) Not applicable.

      (m)(1) Master Distribution and Shareholder  Services Plan (Advisor Class)
dated  August 1, 1997,  (filed  electronically  as Exhibit m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608).

         (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class)  dated June 29,  1998  (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century Target Maturities Trust on January 31, 2000, File No.2-94608).

         (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class) dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 31, 2001, File No. 2-99222).

         (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class) dated December 3, 2001 (filed  electronically  as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

         (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class)  dated July 1, 2002  (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American  Century  Target  Maturities  Trust,  on  January  31,  2003,  File No.
2-94608).

         (6)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated as of May 1, 2004 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589).

     (n) (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

         (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on December 23, 2002, File No. 2-91299).

         (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations Inc. on August 28, 2003, File No. 33-79482).

         (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

         (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan
dated as of May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

     (o) Reserved.

     (p) (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589).

         (2) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration Statement of American Century Capital Portfolios, Inc. on April 20,
2001, File No. 33-64872).

Item 24. Persons Controlled by or Under Common Control with Registrant - None.

Item 25. Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust,  incorporated  herein by reference to Exhibit  (a)to the  Registration
Statement,  "The Trustees  shall be entitled and empowered to the fullest extent permitted by law to purchase  insurance  for and to provide by  resolution or in the Bylaws for  indemnification  out of Trust assets for  liability  and for all expenses  reasonably  incurred  or paid or  expected  to be paid by a Trustee or officer in connection  with any claim,  action,  suit, or proceeding in which he becomes  involved by virtue of his capacity or former  capacity  with the Trust.
The   provisions,   including  any   exceptions   and   limitations   concerning
indemnification,  may be set forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 26, 2004.

Item 26. Business and other Connections of Investment Advisor.

     None.

Item 27. Principal Underwriters.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS  is  registered   with  the  Securities   and  Exchange   Commission  as  a
broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

    (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*        with Underwriter            with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director         none

James E. Stowers III    Co-Chairman                   none
                        and Director

William M. Lyons        President, Chief              President and
                        Executive Officer and         Chairman
                        Director

Robert T. Jackson       Executive Vice President,     Executive Vice
                        Chief Financial Officer and   President
                        Chief Accounting Officer

Brian Jeter             Senior Vice President         none

Mark Killen             Senior Vice President         none

David Larrabee          Senior Vice President         none

Barry Mayhew            Senior Vice President         none

David C. Tucker         Senior Vice President         Senior Vice
                        and General Counsel           President
                                                      and General
                                                      Counsel

--------------------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act of 1940,  the  Registrant  certifies  that it has duly  caused this
Amendment  No. 20 and  Amendment  No. 21 to this  Registration  Statement  to be signed on its behalf by the undersigned,  duly authorized, in the City of Kansas
City, State of Missouri, on the 26th day of May, 2004.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                          By: /*/ William M. Lyons
                              -------------------------------------------
                              William M. Lyons
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment  No.  20 has  been  signed  below  by  the  following  persons  in the capacities and on the dates indicated.

Signature                         Title                        Date

*William M. Lyons             President, Chairman of         May 26, 2004
---------------------------   the Board, Principal
William M. Lyons              Executive Officer and
                              Trustee

*Maryanne Roepke              Senior Vice President,         May 26, 2004
---------------------------   Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Albert A. Eisenstat          Trustee                        May 26, 2004
---------------------------
Albert A. Eisenstat

*Ronald J. Gilson             Trustee                        May 26, 2004
---------------------------
Ronald J. Gilson

*Kathryn A. Hall              Trustee                        May 26, 2004
---------------------------
Kathryn A. Hall

*Myron S. Scholes             Trustee                        May 26, 2004
---------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                        May 26, 2004
---------------------------
Kenneth E. Scott

*John B. Shoven               Trustee                        May 26, 2004
---------------------------
John B. Shoven

*Jeanne D. Wohlers            Trustee                        May 26, 2004
---------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    ------------------------------------------
    Charles A. Etherington
    Attorney-in-Fact (pursuant to Power of Attorney
    dated March 1, 2004)